Prospectus Supplement	November 22, 2022

Putnam Fixed Income Absolute Return Fund Prospectus dated February 28, 2022

Effective February 28, 2023, the following replaces the introductory paragraph and the subsequent Shareholder fees table (and associated footnotes) and Example table under the heading Fees and expenses in the Fund summary section:

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 23 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	4.00%	1.00%*
Class B	None	1.00%**
Class C	None	1.00%***
Class P	None	None
Class R	None	None
Class R6	None	None
Class Y	None	None

*	Applies only to certain redemptions of shares bought with no initial sales charge.

**	This charge is phased out over two years.

***	This charge is eliminated after one year.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

PUTNAM INVESTMENTS	331944 – 11/22

Share class	1 year	3 years	5 years	10 years
Class A	$475	$636	$811	$1,316
Class B	$199	$309	$536	$1,133
Class B (no redemption)	$99	$309	$536	$1,133
Class C	$255	$480	$829	$1,610
Class C (no redemption)	$155	$480	$829	$1,610
Class P	$53	$167	$291	$653
Class R	$104	$325	$563	$1,248
Class R6	$53	$167	$291	$653
Class Y	$53	$167	$291	$653

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Effective February 28, 2023, in the section How do I buy fund shares? – Which class of shares is best for me?, the sub-section How much you intend to invest is deleted in its entirety and replaced with the following:

• How much you intend to invest. While investments of less than $50,000 can be made in any share class, class A offers sales charge discounts starting at $50,000, and the fund does not charge an initial sales charge for purchases of class A shares of $250,000 or more.

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Effective February 28, 2023, in the section How do I buy fund shares? – Which class of shares is best for me? – Here is a summary of the differences among the classes of shares – Class A shares, the first two bullet points are deleted in their entirety and replaced with the following:

• Initial sales charge of up to 4.00%

• No initial sales charge for investments of $250,000 or more

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Effective February 28, 2023, the sub-section Initial sales charges for class A shares in the section How do I buy fund shares? is deleted in its entirety and replaced with the following:

Initial sales charges for class A shares

	Class A sales charges as a percentage of*:
Amount of purchase at offering price ($)	Net amount invested	Offering price**
Under 50,000	4.17%	4.00%
50,000 but under 100,000	3.36	3.25
100,000 but under 250,000	2.56	2.50
250,000 and above	NONE	NONE

* Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.

** Offering price includes sales charges.

Statement of Additional Information Supplement	November 22, 2022

Putnam Fixed Income Absolute Return Fund Statement of Additional Information dated February 28, 2022

Effective February 28, 2023, similar disclosure under the heading Sales Charges and Other Class Features—Retail Investors—Initial sales charges for class A, class M and class N shares in the section HOW TO BUY SHARES is deleted in its entirety and replaced with the following:

For Growth Funds, Blend Funds, Value Funds, Asset Allocation Funds (excluding George Putnam Balanced Fund, Putnam Multi-Asset Income Fund and Putnam PanAgora Risk Parity Fund), Global Sector Funds, Putnam Retirement Advantage Funds (excluding Putnam Retirement Advantage Maturity Fund) and RetirementReady® Funds (excluding Putnam RetirementReady Maturity Fund) only:

	CLASS A
Amount of transaction at offering price ($)	Sales charge as a percentage of offering price	Amount of sales charge reallowed to dealers as a percentage of offering price
Under 50,000	5.75%	5.00%
50,000 but under 100,000	4.50	3.75
100,000 but under 250,000	3.50	2.75
250,000 but under 500,000	2.50	2.00
500,000 but under 1,000,000	2.00	1.75
1,000,000 and above	NONE	NONE

For Putnam PanAgora Risk Parity Fund and Putnam Multi-Asset Absolute Return Fund only:

	CLASS A
Amount of transaction at offering price ($)	Sales charge as a percentage of offering price	Amount of sales charge reallowed to dealers as a percentage of offering price
Under 50,000	5.75%	5.00%
50,000 but under 100,000	4.50	3.75
100,000 but under 250,000	3.50	2.75
250,000 but under 500,000	2.50	2.00
500,000 and above	NONE	NONE

For Putnam Retirement Advantage Maturity Fund, Putnam RetirementReady Maturity Fund, Taxable Income Funds (except for Putnam Fixed Income Absolute Return Fund, Money Market Funds, Putnam Floating Rate Income Fund, Putnam Ultra Short Duration Income Fund, Putnam Diversified Income Trust, Putnam High Yield Fund, Putnam Income Fund, and Putnam Short Duration Bond Fund), and for purchases of Tax-Exempt Funds (except for Putnam Short-Term Municipal Income Fund) prior to July 1, 2022:

	CLASS A
Amount of transaction at offering price ($)	Sales charge as a percentage of offering price	Amount of sales charge reallowed to dealers as a percentage of offering price
Under 50,000	4.00%	3.50%
50,000 but under 100,000	4.00	3.50
100,000 but under 250,000	3.25	2.75
250,000 but under 500,000	2.50	2.00
500,000 and above	NONE	NONE

For purchases of Tax-Exempt Funds (except for Putnam Short-Term Municipal Income Fund and Putnam Strategic Intermediate Municipal Fund) on or after July 1, 2022, for purchases of Putnam Fixed Income Absolute Return Fund on or after February 28, 2023, and for purchases of Putnam Multi-Asset Income Fund:

	CLASS A
Amount of transaction at offering price ($)	Sales charge as a percentage of offering price	Amount of sales charge reallowed to dealers as a percentage of offering price
Under 50,000	4.00%	3.50%
50,000 but under 100,000	3.25	2.75
100,00 but under 250,000	2.50	2.00
250,000 and above	NONE	NONE

For purchases of Putnam Fixed Income Absolute Return Fund only prior February 28, 2023, and for purchases of Putnam Floating Rate Income Fund:

	CLASS A
Amount of transaction at offering price ($)	Sales charge as a percentage of offering price	Amount of sales charge reallowed to dealers as a percentage of offering price
Under 100,000	2.25%	2.00%
100,000 but under 250,000	1.75%	1.50%
250,000 but under 500,000	1.25%	1.00%
500,000 and above	NONE	NONE

For purchases of Putnam Short-Term Municipal Income Fund, purchases of Putnam Strategic Intermediate Municipal Fund only on or after July 1, 2022, and purchases of Putnam Short Duration Bond Fund only prior to January 1, 2021:

	CLASS A
Amount of transaction at offering price ($)	Sales charge as a percentage of offering price	Amount of sales charge reallowed to dealers as a percentage of offering price
Under 100,000	2.25%	2.00%
100,000 but under 250,000	1.25%	1.00%
250,000 and above	NONE	NONE

For purchases of Putnam Short Duration Bond Fund on or after January 1, 2021:

	CLASS A
Amount of transaction at offering price ($)	Sales charge as a percentage of offering price	Amount of sales charge reallowed to dealers as a percentage of offering price
Under 100,000	2.25%	2.00%
100,000 – 249,999	1.25%	1.00%
250,000 and above	NONE	NONE

For George Putnam Balanced Fund only:

	CLASS A		CLASS M
Amount of transaction at offering price ($)	Sales charge as a percentage of offering price	Amount of sales charge reallowed to dealers as a percentage of offering price	Sales charge as a percentage of offering price	Amount of sales charge reallowed to dealers as a percentage of offering price
Under 50,000	5.75%	5.00%	3.50%	3.00%
50,000 but under 100,000	4.50	3.75	2.50	2.00
100,000 but under 250,000	3.50	2.75	1.50	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 but under 1,000,000	2.00	1.75	1.00	1.00
1,000,000 and above	NONE	NONE	N/A	N/A

For Putnam Diversified Income Trust, Putnam High Yield Fund and Putnam Income Fund only:

	CLASS A		CLASS M
Amount of transaction at offering price ($)	Sales charge as a percentage of offering price	Amount of sales charge reallowed to dealers as a percentage of offering price	Sales charge as a percentage of offering price	Amount of sales charge reallowed to dealers as a percentage of offering price
Under 50,000	4.00%	3.50%	3.25%	3.00%
50,000 but under 100,000	4.00	3.50	2.25	2.00
100,000 but under 250,000	3.25	2.75	1.25	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 and above	NONE	NONE	N/A*	N/A*

*The funds will not accept purchase orders for class M shares (other than by employer-sponsored retirement plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $500,000 or more.

For all Putnam Funds that offer class N shares:

	CLASS N
Amount of transaction at offering price ($)	Sales charge as a percentage of offering price	Amount of sales charge reallowed to dealers as a percentage of offering price
Under 50,000	1.50%	1.25%
50,000 but under 100,000	1.25%	1.00%
100,000 but under 250,000	1.00%	0.75%
250,000 and above	NONE	NONE

PUTNAM INVESTMENTS SAI supplement - 11/22